Related Party Transactions - Summary of Major Transactions and Balances with Related Parties (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Net advances to (repayment from) related party transactions	¥ (3,770)	¥ (25,984)	¥ 24,988
Loans to(repayment of loans from) related party transactions	(3,500)	9,600
Expenses paid on behalf of related party transactions	408	1,460	6,487
Disposal of subsidiaries related party transactions			4,165
Net Receipts on behalf of related party transactions	374	24,008	26,017
Amounts due from related parties - Current	80,464	82,225
Amounts due from related parties - Non-current	500	5,600
Amount due from related parties	80,964	87,825
Amounts due to related parties	218,996	113,359
Mr. Zhang [Member]
Related Party Transaction [Line Items]
Net advances to (repayment from) related party transactions	300	(3,307)	8,745
Expenses paid on behalf of related party transactions			5,018
Payments for advances from related party transactions	(49)	(18,038)
Amounts due from related parties - Current	72,908	37,474
Amounts due to related parties		49
Zhang Shaodong [Member]
Related Party Transaction [Line Items]
Net advances to (repayment from) related party transactions	(4,970)	6,551	3,200
Amounts due from related parties - Current	351	9,751
Yunnan HYWM [Member]
Related Party Transaction [Line Items]
Net advances to (repayment from) related party transactions		204	(22,396)
Amounts due from related parties - Current		13,503
Suzhou Long-Spring [Member]
Related Party Transaction [Line Items]
Net advances to (repayment from) related party transactions		(31,000)	31,000
Yunnan Long-Spring [Member]
Related Party Transaction [Line Items]
Net advances to (repayment from) related party transactions	(300)		4,000
Expenses paid on behalf of related party transactions		1,460	45
Disposal of subsidiaries related party transactions			742
Amounts due from related parties - Current		7,182
Kunming Chenggong [Member]
Related Party Transaction [Line Items]
Net advances to (repayment from) related party transactions	1,200	1,568	2,500
Expenses paid on behalf of related party transactions	216		866
Disposal of subsidiaries related party transactions			3,423
Amounts due from related parties - Current	13	8,357
Xi'an Long-Spring [Member]
Related Party Transaction [Line Items]
Net advances to (repayment from) related party transactions			(2,050)
Others [Member]
Related Party Transaction [Line Items]
Net advances to (repayment from) related party transactions			(11)
Net Receipts on behalf of related party transactions	158	8	17
Amounts due to related parties	683	112
Liu Kai [Member]
Related Party Transaction [Line Items]
Loans to(repayment of loans from) related party transactions	(3,500)	4,000
Amounts due from related parties - Non-current	500	4,000
Xu Ruzheng [Member]
Related Party Transaction [Line Items]
Loans to(repayment of loans from) related party transactions		4,000
Sang Haiyong [Member]
Related Party Transaction [Line Items]
Loans to(repayment of loans from) related party transactions		1,600
Amounts due from related parties - Current	1,600
Amounts due from related parties - Non-current		1,600
Wu Yu [Member]
Related Party Transaction [Line Items]
Expenses paid on behalf of related party transactions			558
Amounts due from related parties - Current		558
The Parent [Member]
Related Party Transaction [Line Items]
Expenses paid on behalf of related party transactions	192
Net Receipts on behalf of related party transactions	216	24,000	26,000
Borrowings from/(repayments of borrowings from) related party transactions	(10,933)		¥ 9,467
Amounts due from related parties - Current	5,592	5,400
Amounts due to related parties	¥ 218,313	¥ 113,198